Blackstone Long-Short Credit Income Fund

Portfolio of Investments

March 31, 2025 (Unaudited)

	Principal Amount	Value
FLOATING RATE LOAN INTERESTS(a) - 116.38%
Aerospace & Defense - 4.55%
Atlas CC Acquisition Corp., First Lien B Term Loan, 3M SOFR + 4.25%, 0.75% Floor, 05/25/2028	$1,281,849	$777,319
Atlas CC Acquisition Corp., First Lien C Term Loan, 3M SOFR + 4.25%, 0.75% Floor, 05/25/2028	260,715	158,099
DAE Aviation 10/24 TLB1, First Lien Term Loan, 1M SOFR + 2.25%, 10/31/2031	369,642	369,054
DAE Aviation 10/24 TLB2, First Lien Term Loan, 1M SOFR + 2.25%, 10/31/2031	140,600	140,376
Kaman 1/25 Cov-Lite TLB, First Lien Term Loan, 6M CME TERM + 3.00%, 01/30/2032	490,869	484,936
Kaman 1/25 Delayed TL 1L, First Lien Term Loan, 6M CME TERM + 3.00%, 01/30/2032	46,308	45,749
KARMAN HLDGS LLC, First Lien Term Loan, 6M SOFR + 3.25%, 02/27/2032(b)	520,000	520,650
Nordam Group LLC, First Lien Initial Term Loan, 1M SOFR + 5.50%, 04/09/2026	1,353,600	1,355,292
Novaria Holdings, LLC, First Lien Term Loan, 1M SOFR + 4.25%, 06/06/2031	690,858	690,858
Peraton Corp., First Lien B Term Loan, 1M SOFR + 3.75%, 0.75% Floor, 02/01/2028	1,967,600	1,755,621
Signia Aerospace 11/24 TL, First Lien Term Loan, 6M CME TERM + 3.50%, 12/11/2031	384,676	383,234
Vertex Aerospace Corp., First Lien Term Loan, 3M SOFR + 2.75%, 12/06/2030	815,514	805,320
		7,486,508

Air Freight & Logistics - 0.78%
AIT Worldwide Logistics Holdings, Inc., First Lien Term Loan, 6M SOFR + 4.25%, 0.75% Floor, 04/08/2030	253,652	253,784
Jetblue 8/24 TLB 1L, First Lien Term Loan, 3M SOFR + 5.50%, 08/27/2029	633,079	614,992
Lasership 11/24 TLB 1L, First Lien Term Loan, 6M SOFR + 5.50%, 06/30/2025	700,425	412,375
		1,281,151

Automobile Components - 3.12%
Belron 10/24 (USD) TLB, First Lien Term Loan, 3M SOFR + 2.75%, 10/16/2031	1,069,795	1,069,298
Clarios Global LP, First Lien Term Loan, 1M SOFR + 3.25%, 01/28/2032	267,783	264,212
First Brands Group LLC, First Lien Term Loan, 3M SOFR + 5.00%, 1.00% Floor, 03/30/2027	689,586	642,608
First Brands Group, LLC, First Lien 2018 New Tranche E Term Loan, 3M SOFR + 5.00%, 03/30/2027	404,873	377,165
LTI Holdings, Inc., First Lien Term Loan, 1M SOFR + 4.75%, 07/29/2029	1,186,129	1,184,397
Tenneco, Inc., First Lien Term Loan, 6M CME TERM + 5.00%, 0.50% Floor, 11/17/2028	928,345	905,679
Truck Hero, Inc. TLB, First Lien Term Loan, 1M SOFR + 3.50%, 01/31/2028	722,917	692,294
		5,135,653

Broadline Retail - 0.39%
Peer Hldg III BV, First Lien Term Loan:
3M SOFR + 2.25%, 10/28/2030	161,813	161,838
3M SOFR + 2.25%, 07/01/2031	473,667	473,431
		635,269

Building Products - 2.39%
LBM Acquisition LLC, First Lien Term Loan, 1M SOFR + 3.75%, 06/06/2031	951,860	881,422
LHS Borrower, LLC, First Lien Term Loan, 1M SOFR + 4.75%, 0.50% Floor, 02/16/2029	721,817	616,897
Miter Brands Acquisition Holdco Inc., First Lien Term Loan, 1M SOFR + 3.00%, 03/28/2031	822,444	809,651
Oscar Acquisitionco LLC, First Lien Term Loan, 3M SOFR + 4.25%, 0.50% Floor, 04/29/2029	722,472	677,835
Sunbelt Transformer 10/24, First Lien Term Loan, 3M SOFR + 3.50%, 10/24/2031	262,742	262,414
Trulite Holding Corp., First Lien Term Loan, 3M SOFR + 6.00%, 03/01/2030(b)	691,394	686,208
		3,934,427

Capital Markets - 4.28%
Advisor Group 11/24 TLB, First Lien Term Loan, 3M SOFR + 3.50%, 08/17/2028	800,656	795,728
Apex Group Treasury LLC, First Lien Term Loan, 6M SOFR + 3.75%, 02/27/2032	1,191,090	1,188,863

	Principal Amount	Value
Capital Markets (continued)
Aretec Group, Inc., First Lien Term Loan, 1M SOFR + 3.50%, 08/09/2030	$1,768,890	$1,756,640
Citadel Securities Global Holdings LLC, First Lien Term Loan, 3M SOFR + 2.00%, 10/31/2031	368,704	368,752
CITCO FDG LLC, First Lien Term Loan, 3M SOFR + 2.75%, 04/27/2028	1,681,416	1,686,670
Focus Financial Partners, LLC, First Lien Term Loan, 1M SOFR + 3.25%, 09/15/2031	667,603	661,955
June Purchaser, LLC, First Lien Term Loan, 3M SOFR + 3.75%, 11/28/2031	583,704	585,163
		7,043,771

Chemicals - 1.96%
Discovery Purchaser/Bayer/Envu 8/22 TL, First Lien Term Loan, 3M SOFR + 4.38%, 10/04/2029	763,977	757,770
Ecovyst Catalyst Technologies LLC, First Lien Term Loan, 3M SOFR + 2.25%, 06/12/2031	329,578	324,909
Fortis 333 Inc, First Lien Term Loan, 6M SOFR + 3.75%, 02/06/2032(b)	345,000	343,275
Geon Performance Solutions LLC, First Lien Term Loan, 3M SOFR + 4.25%, 0.75% Floor, 08/18/2028	338,604	334,229
Nouryon Finance BV, First Lien Term Loan, 3M SOFR + 3.25%, 04/03/2028	737,771	737,155
Valvoline, Inc., First Lien Term Loan 03/19/2032	278,815	278,990
Vibrantz Technologies, Inc., First Lien Term Loan 04/21/2029	498,721	441,057
		3,217,385

Commercial Services & Supplies - 5.68%
Action Environmental Group, Inc., First Lien Term Loan, 3M SOFR + 4.00%, 0.50% Floor, 10/24/2030	1,762,633	1,764,837
Allied Universal Holdco LLC, First Lien Initial U.S. Dollar Term Loan, 1M SOFR + 3.75%, 0.50% Floor, 05/12/2028	1,281,167	1,281,269
Amspec Parent LLC, First Lien Term Loan, 6M SOFR + 4.25%, 12/22/2031	239,339	239,489
Anticimex International AB, First Lien Term Loan, 3M SOFR + 3.50%, 0.50% Floor, 11/16/2028	526	525
Belfor 1/25 (USD) TLB3, First Lien Term Loan, 1M SOFR + 3.00%, 11/01/2030(b)	229,999	229,999
Justrite Safety Group, First Lien Delayed Draw Term Loan, 1M SOFR + 4.50%, 06/28/2026	63,734	63,615
Justrite Safety Group, First Lien Initial Term Loan, 1M SOFR + 4.50%, 06/28/2026	1,178,821	1,176,617
Kidde Global 10/24 TLB, First Lien Term Loan, 1M SOFR + 4.25%, 12/02/2031	990,769	975,080
Minimax Viking GmbH, First Lien Term Loan 02/20/2032(b)	616,167	615,012
Omnia Partners, LLC, First Lien Term Loan, 3M SOFR + 3.25%, 07/25/2030	857	852
ORBIT PRIVATE HLDGS I LTD, First Lien Term Loan 12/11/2028	345,200	344,877
Orbit Private Holdings I Ltd 12/24 TLB, First Lien Term Loan, 6M SOFR + 4.00%, 0.50% Floor, 12/11/2028	294,884	294,608
Prime Sec Services Borrower LLC, First Lien Term Loan, 6M CME TERM + 1.75%, 03/07/2032	350,000	346,500
Protection One/ADT 11/24, First Lien Term Loan, 1M SOFR + 2.00%, 10/13/2030	1,136,496	1,133,007
Tidal Waste 10/24 TLB 1L, First Lien Term Loan, 3M SOFR + 3.50%, 10/24/2031	696,000	697,413
Vortex Opco, LLC First-Out TL 1L, First Lien Term Loan, 3M SOFR + 6.25%, 04/30/2030	170,816	175,584
Vortex Opco, LLC Second-Out TL 1L, First Lien Term Loan, 3M SOFR + 4.25%, 12/17/2028	855	416
		9,339,700

Communications Equipment - 0.00%(f)
MLN US HoldCo LLC, First Lien B Term Loan, 3M SOFR + 4.50%, 11/30/2025	699,130	5,261

Construction & Engineering - 1.31%
Aegion 1/25 Cov-Lite TLB, First Lien Term Loan, 6M SOFR + 3.00%, 05/17/2028	528,208	525,704
KNIFE RIV CORP, First Lien Term Loan, 6M SOFR + 2.25%, 03/08/2032	37,681	37,634
Socotec 11/24 (USD) TL, First Lien Term Loan, 6M CME TERM + 3.75%, 06/30/2028	648,315	649,530
TECTA AMERICA CORP, First Lien Term Loan 02/18/2032	256,700	255,128
Tencate 1/25 (USD), First Lien Term Loan, 6M SOFR + 3.00%, 02/21/2031	691,264	683,920
		2,151,916

Construction Materials - 1.31%
QUIKRETE HLDGS INC, First Lien Term Loan, 6M CME TERM + 2.75%, 02/10/2032	674,898	668,169
Tamko Building Products LLC, First Lien Term Loan, 3M SOFR + 2.75%, 09/20/2030	1,499,196	1,494,196
		2,162,365

	Principal Amount	Value
Consumer Finance - 0.51%
CPI Holdco B LLC, First Lien Term Loan, 1M SOFR + 2.00%, 05/17/2031	$443,103	$439,319
CPI Holdco/Creative 10/24, First Lien Term Loan, 1M SOFR + 2.75%, 05/17/2031	396,213	393,987
		833,306

Containers & Packaging - 2.71%
Anchor Packaging LLC, First Lien Term Loan, 1M SOFR + 3.50%, 07/18/2029	368,993	369,223
Berlin Packaging LLC, First Lien Term Loan, 3M SOFR + 3.50%, 06/07/2031	253,476	252,906
CLYDESDALE ACQUISITION HLDGS INC, First Lien Term Loan 03/27/2032	23,548	23,445
Clydesdale Acquisition Holdings, Inc., First Lien Term Loan 03/27/2032	1,346,942	1,341,049
ProAmpac PG Borrower LLC, First Lien Term Loan, 3M SOFR + 4.00%, 0.75% Floor, 09/15/2028	814,569	811,176
Supplyone 3/24, First Lien Term Loan, 1M SOFR + 4.50%, 04/19/2031	672,573	674,463
Tricorbraun Holdings, Inc., First Lien Closing Date Initial Term Loan, 1M SOFR + 3.25%, 0.50% Floor, 03/03/2028	360,601	357,864
Trident TPI Holdings, Inc., First Lien Term Loan, 3M SOFR + 3.75%, 0.50% Floor, 09/15/2028	628,336	608,308
		4,438,434

Distributors - 1.03%
Burgess Point Purchaser Corp., First Lien Term Loan, 3M SOFR + 5.25%, 07/25/2029	1,268,013	1,132,494
S&S Holdings LLC, First Lien Initial Term Loan, 1M SOFR + 5.00%, 0.50% Floor, 03/11/2028	558,018	554,751
		1,687,245

Diversified Consumer Services - 1.71%
Cengage Learning, Inc., First Lien Term Loan, 1M SOFR + 3.50%, 1.00% Floor, 03/24/2031	685,451	680,837
Fugue Finance B.V. 12/24, First Lien Term Loan, 6M SOFR + 3.50%, 01/09/2032	451,214	451,390
Imagine Learning LLC, First Lien Term Loan, 1M SOFR + 3.50%, 12/21/2029	970,200	967,838
Learning Care Group US No 2, Inc., First Lien Term Loan 08/11/2028	337,639	335,698
TruGreen LP, First Lien Term Loan, 1M SOFR + 4.00%, 0.75% Floor, 11/02/2027	391,610	369,746
		2,805,509

Diversified REITs - 0.24%
Iron Mountain Information Management LLC, First Lien Term Loan, 1M SOFR + 2.00%, 01/31/2031	397,599	395,985
Opry Entertainment/OEG, First Lien Term Loan, 3M SOFR + 3.50%, 06/30/2031	573	574
		396,559

Diversified Telecommunication Services - 2.24%
Cable & Wireless 1/25 B7, First Lien Term Loan, 6M SOFR + 3.00%, 02/02/2032	1,054,605	1,033,676
Radiate Holdco, LLC, First Lien Term Loan, 1M SOFR + 3.25%, 09/25/2026	1,172,796	1,007,789
Ufinet/Zacapa 10/24 TL, First Lien Term Loan, 3M SOFR + 4.00%, 03/22/2029	1,169,321	1,169,567
Virgin Media Bristol LLC, First Lien Term Loan, 1M SOFR + 2.50%, 01/31/2028	493,300	480,802
		3,691,834

Electric Utilities - 2.06%
Alpha Generation LLC, First Lien Term Loan, 1M SOFR + 2.75%, 09/30/2031	863,250	864,601
COGENTRIX FIN HOLDCO I LLC, First Lien Term Loan, 6M SOFR + 3.25%, 02/26/2032	321,036	320,233
Lightning Power 8/24 TLB, First Lien Term Loan, 3M SOFR + 3.25%, 08/18/2031	1,211,274	1,206,053
NRG Energy 3/24 Cov-Lite, First Lien Term Loan, 1M SOFR + 1.75%, 04/16/2031	996,722	996,099
		3,386,986

Electrical Equipment - 0.11%
ARCLINE FM HLDGS LLC, First Lien Term Loan 06/24/2030	180,918	180,375

Electronic Equipment, Instruments & Components - 1.20%
Coherent Corp., First Lien Term Loan, 6M SOFR + 2.50%, 0.50% Floor, 07/02/2029	557,974	557,915
DG Investment Intermediate Holdings 2, Inc., Second Lien Initial Term Loan, 1M SOFR + 10.85%, 0.75% Floor, 03/30/2029	581,429	578,158
Modena Buyer LLC, First Lien Term Loan, 3M SOFR + 4.50%, 07/01/2031	867,140	841,577
		1,977,650

	Principal Amount	Value
Energy Equipment & Services - 0.67%
Covia Hldgs LLC, First Lien Term Loan, 6M SOFR + 3.50%, 02/26/2032	$293,371	$292,914
Ursa Minor US Bidco LLC aka Rosen, First Lien Term Loan, 3M SOFR + 3.50%, 03/26/2031	806,799	807,807
		1,100,721

Entertainment - 1.43%
Endeavor 1/25 Cov-Lite, First Lien Term Loan, 6M SOFR + 3.25%, 01/27/2032	693,185	692,755
EP Purcasher, LLC, First Lien Term Loan, 3M SOFR + 3.50%, 11/06/2028	935,197	929,207
EP Purchaser LLC, First Lien Term Loan, 3M SOFR + 4.50%, 0.50% Floor, 11/06/2028	165,532	166,152
Zuffa 11/24 TLB 1L, First Lien Term Loan, 3M SOFR + 2.25%, 11/21/2031	559,670	558,889
		2,347,003

Financial Services - 1.48%
Corpay Technologies Operating Company, LLC, First Lien Term Loan, 1M SOFR + 1.75%, 04/28/2028	362,460	361,922
Envestnet, Inc., First Lien Term Loan, 3M SOFR + 3.50%, 11/25/2031	276,729	276,210
Polaris Newco LLC, First Lien Dollar Term Loan, 3M SOFR + 4.00%, 0.50% Floor, 06/02/2028	968,613	929,510
Synechron Inc, First Lien Term Loan, 3M SOFR + 3.75%, 10/03/2031(b)	870,000	868,912
		2,436,554

Food Products - 1.07%
Froneri US, Inc., First Lien Term Loan, 6M SOFR + 2.00%, 09/30/2031	501,084	498,481
RED SPV LLC, First Lien Term Loan 03/15/2032(b)	744,120	740,400
Snacking Investments BidCo Pty, Ltd., First Lien Initial US Term Loan, 3M SOFR + 4.00%, 1.00% Floor, 12/18/2026	512,785	514,949
		1,753,830

Ground Transportation - 0.31%
Genesee & WY Inc, First Lien Term Loan, 3M SOFR + 2.00%, 04/10/2031	510,667	506,518

Health Care Equipment & Supplies - 1.81%
Auris Luxembourg III SARL, First Lien Term Loan, 6M SOFR + 3.75%, 02/28/2029	1,588,832	1,588,832
Embecta Corp, TLB, First Lien Term Loan, 1M SOFR + 3.00%, 03/30/2029	1,019,924	1,019,190
Hanger, Inc., First Lien Term Loan, 1M SOFR + 3.50%, 10/23/2031	368,824	369,016
		2,977,038

Health Care Providers & Services - 8.34%
Agiliti Health, Inc., First Lien Term Loan, 6M SOFR + 3.00%, 05/01/2030	841,015	798,262
CHG Healthcare Services, Inc., First Lien Term Loan, 1M SOFR + 3.00%, 0.50% Floor, 09/29/2028	393,768	393,693
Global Medical Response, Inc., First Lien Term Loan, 3M SOFR + 5.50%, 1.00% Floor, 9.01% PIK, 10/31/2028(c)	1,695,832	1,697,714
Heartland Dental LLC, First Lien Term Loan, 1M SOFR + 4.50%, 0.75% Floor, 04/28/2028	498,241	498,296
Inception Finco Sa rl, First Lien Term Loan, 6M CME TERM + 3.75%, 04/18/2031	498,967	500,449
MED ParentCo LP, First Lien Term Loan, 1M SOFR + 3.75%, 04/15/2031	253,312	253,260
Medical Solutions LLC, First Lien Term Loan, 3M SOFR + 5.50%, 11/01/2028	973,960	632,100
Midwest Physcn Admin Srvcs LLC, First Lien Term Loan, 3M SOFR + 3.00%, 03/12/2028	1,196,469	1,050,398
NAPA Management Services Corp., First Lien Term Loan, 3M SOFR + 5.25%, 0.75% Floor, 02/23/2029	10	9
Onex TSG Intermediate Corp., First Lien Initial Term Loan, 3M SOFR + 4.75%, 0.75% Floor, 02/28/2028	1,318,981	1,329,975
Outcomes Group Holdings, Inc., First Lien Term Loan, 1M SOFR + 3.50%, 05/06/2031	968,702	970,315
Pacific Dental Services, Inc., First Lien Term Loan 03/15/2031	312,000	310,782
Pathway Vet Alliance LLC, First Lien 2021 Replacement Term Loan, 3M SOFR + 3.75%, 03/31/2027(b)	1,223,179	1,005,875
Pediatric Associates Holding Co. LLC, First Lien Term Loan, 3M SOFR + 3.25%, 0.50% Floor, 12/29/2028	948,186	886,317
R1 RCM 10/24 Cov-Lite TLB, First Lien Term Loan, 1M SOFR + 3.50%, 11/19/2031(d)	470,887	465,785
Radiology Partners Inc, First Lien Term Loan, 3M SOFR + 3.50%, 01/31/2029	1,304,225	1,260,410
Southern Veterinary 10/24, First Lien Term Loan, 1M SOFR + 3.25%, 12/04/2031	990,714	989,124

	Principal Amount	Value
Health Care Providers & Services (continued)
U.S. Anesthesia Partners, Inc., First Lien Term Loan, 1M SOFR + 4.25%, 0.50% Floor, 10/01/2028	$411,581	$404,566
US Fertility 10/24 TLB 1L, First Lien Term Loan, 3M SOFR + 4.50%, 10/11/2031(b)	267,826	268,496
		13,715,826

Health Care Technology - 1.32%
Cotiviti, Inc., First Lien Term Loan, 6M SOFR + 2.75%, 02/17/2032	517,800	506,797
Gainwell Acquisition Corp., First Lien Term Loan, 3M SOFR + 4.00%, 0.75% Floor, 10/01/2027	1,778,409	1,672,843
		2,179,640

Hotels, Restaurants & Leisure - 4.95%
1011778 BC UNLIMITED LIABILITY CO, First Lien Term Loan, 1M SOFR + 1.75%, 09/20/2030	1,422,867	1,411,818
Bally’s Corp., First Lien Term Loan, 3M SOFR + 3.25%, 0.50% Floor, 10/02/2028	994,756	888,352
Caesars Entertainment, Inc., First Lien Term Loan:
3M SOFR + 2.75%, 0.50% Floor, 02/06/2030	534,124	531,899
3M SOFR + 2.25%, 0.50% Floor, 02/06/2031	370,210	368,359
Entain plc, First Lien Term Loan, 3M SOFR + 2.75%, 10/31/2029	1,136,338	1,138,799
Fertitta Entertainment, LLC, First Lien Term Loan, 1M SOFR + 3.75%, 01/27/2029	736,135	725,865
Flynn Restaurant Group LP, First Lien Term Loan, 1M SOFR + 3.75%, 01/28/2032	1,412,714	1,387,399
Hilton Grand Vacations Borrower, LLC, First Lien Term Loan, 1M SOFR + 2.25%, 01/17/2031	694,652	690,529
LC Ahab US Bidco LLC, First Lien Term Loan, 1M SOFR + 3.50%, 05/01/2031(b)	526,837	523,544
Tacala Investment Corp., First Lien Term Loan, 1M SOFR + 3.50%, 0.75% Floor, 01/31/2031	477,785	478,270
		8,144,834

Household Durables - 1.08%
ACProducts Holdings, Inc., First Lien Term Loan, 3M SOFR + 4.25%, 0.50% Floor, 05/17/2028	1,589,508	1,053,717
Madison Safety & Flow LLC, First Lien Term Loan, 1M SOFR + 3.25%, 09/26/2031	1,280	1,279
Restoration Hardware, Inc. TLB 1L, First Lien Term Loan 10/20/2028	748,062	715,450
		1,770,446

Independent Power and Renewable Electricity Producers - 0.80%
Calpine Corp., First Lien Term Loan, 1M SOFR + 1.75%, 01/31/2031	1,326,848	1,323,392

Insurance - 2.72%
Alliant Holdings Intermediate LLC, First Lien Term Loan, 1M SOFR + 2.75%, 09/19/2031	12,911	12,847
AmWINS Group, Inc., First Lien Term Loan, 1M SOFR + 2.25%, 0.75% Floor, 01/30/2032	627,898	623,631
Baldwin Insurance Group Holdings LLC, First Lien Term Loan, 1M SOFR + 3.00%, 05/26/2031	607,692	606,744
CCC Intelligent Solutions, Inc., First Lien Term Loan, 1M SOFR + 2.00%, 0.50% Floor, 01/23/2032	578,797	578,435
Hyperion Insurance/Howden 7/24 TLB 1L, First Lien Term Loan, 1M SOFR + 3.50%, 04/18/2030	1,255,796	1,256,970
Hyperion Refinance Sarl, First Lien Term Loan, 1M SOFR + 3.25%, 0.50% Floor, 02/15/2031	543,638	540,517
Ryan Specialty LLC, First Lien Term Loan, 1M SOFR + 2.25%, 09/15/2031	603,763	603,084
Truist Insurance 3/24 2nd Lien Cov-Lite, Second Lien Term Loan, 3M SOFR + 4.75%, 05/06/2032	248,730	251,607
		4,473,835

Interactive Media & Services - 1.83%
LI Group Holdings, Inc., First Lien 2021 Term Loan, 1M SOFR + 3.50%, 0.75% Floor, 03/11/2028	570,665	574,235
Project Boost Purchaser, LLC aka JD Power/Autodata, Second Lien Term Loan, 3M SOFR + 5.25%, 07/16/2032	542,725	544,082
Trip.com/TripAdvisor 7/24, First Lien Term Loan, 1M SOFR + 3.25%, 07/08/2031	1,360,512	1,342,567
WH BORROWER LLC, First Lien Term Loan, 6M SOFR + 4.75%, 02/20/2032	552,000	550,018
		3,010,902

IT Services - 3.66%
Access CIG LLC, First Lien Term Loan, 3M SOFR + 5.00%, 0.50% Floor, 08/18/2028	254,220	254,609
Ahead 7/24 TLB3 1L, First Lien Term Loan, 3M SOFR + 3.50%, 02/01/2031	479,619	479,357

	Principal Amount	Value
IT Services (continued)
Chrysaor Bidco Sarl TLB 1L, First Lien Term Loan, 3M SOFR + 4.00%, 10/30/2031	$6	$6
Dcert Buyer, Inc., Second Lien First Amendment Refinancing Term Loan, 1M SOFR + 7.00%, 02/19/2029	1,625,691	1,329,002
Endurance Intl Group Hldgs Inc TLB 1L, First Lien Term Loan, 3M SOFR + 3.61%, 02/10/2028	1,534,839	1,124,270
Go Daddy Oper Co LLC, First Lien Term Loan, 1M SOFR + 1.75%, 05/30/2031	410,895	409,196
Presidio/Fortress Intermediate 4/24 TLB 1L, First Lien Term Loan, 1M SOFR + 3.75%, 06/27/2031	1,082,308	1,081,637
Skopima Consilio Parent, LLC, First Lien Term Loan, 6M SOFR + 4.00%, 0.50% Floor, 05/15/2028	481,184	478,328
World Wide Technology Holding Co. LLC, First Lien Term Loan, 1M SOFR + 2.50%, 0.50% Floor, 03/01/2030	864,973	864,973
		6,021,378

Life Sciences Tools & Services - 0.54%
Loire Finco Luxembourg Sa rl TLB, First Lien Term Loan 01/31/2030	885,122	884,157

Machinery - 5.88%
AI Aqua Merger Sub, Inc., First Lien Term Loan, 1M SOFR + 3.25%, 0.50% Floor, 07/31/2028	603,404	598,622
ASP BLADE HLDGS INC, Second Lien Term Loan, 6M SOFR + 4.00%, 10/15/2029	473,989	352,529
Bettcher Industries, Inc., First Lien Term Loan, 1M SOFR + 4.00%, 12/14/2028	759,257	752,614
Cube Industrials 10/24, First Lien Term Loan, 3M SOFR + 3.75%, 10/17/2031	251,720	250,357
Engineered Machinery Holdings, Inc., First Lien Term Loan, 3M SOFR + 3.75%, 0.75% Floor, 05/19/2028	1,328,580	1,330,971
Husky Injection Molding Systems Ltd., First Lien Term Loan, 3M SOFR + 5.25%, 02/15/2029	918,166	915,393
Hyperion Materials & Technologies, Inc., First Lien Initial Term Loan, 3M SOFR + 4.50%, 0.50% Floor, 08/30/2028	627,689	612,521
LSF11 Trinity Bidco, Inc., First Lien Term Loan, 1M SOFR + 3.25%, 06/14/2030(b)	510,026	508,113
Madison IAQ LLC, First Lien Term Loan 03/26/2032(b)	680,606	675,076
Oregon Tool Lux LP, First Lien Term Loan 10/15/2029	149,735	152,056
Project Castle, Inc., First Lien Term Loan, 3M SOFR + 5.50%, 06/01/2029	1,309,361	1,114,266
TK Elevator Midco GmbH, First Lien Term Loan:
6M SOFR + 3.50, 04/30/2030	408,266	407,680
6M SOFR + 3.50%, 04/30/2030	2,723	2,719
Vertiv Group Corp., First Lien Term Loan 03/02/2027	748,120	747,058
Victory Buyer LLC, First Lien Term Loan, 1M SOFR + 3.75%, 0.50% Floor, 11/19/2028	1,285,723	1,251,054
		9,671,029

Media - 1.54%
ABG Intermediate Holdings 2 LLC, First Lien Term Loan:
1M SOFR + 2.25%, 12/21/2028	172,730	171,142
6M CME TERM + 2.25%, 02/13/2032	617,700	611,653
American Greetings Corp., First Lien Term Loan, 1M SOFR + 5.75%, 10/30/2029	736,281	740,113
McGraw-Hill Education, Inc., First Lien Term Loan, 6M CME TERM + 3.50%, 0.50% Floor, 08/06/2031	374,554	374,421
MJH Healthcare Holdings LLC aka MJH Life Sciences, First Lien Term Loan, 3M CME TERM + 3.25%, 01/28/2029	635,098	632,453
		2,529,782

Metals & Mining - 1.14%
Arsenal AIC Parent LLC, First Lien Term Loan, 6M SOFR + 2.75%, 08/18/2030	1,234,642	1,227,851
Novelis Inc, First Lien Term Loan 02/20/2032	403,385	403,470
SCIH Salt Holdings, Inc., First Lien Incremental B-1 Term Loan, 3M SOFR + 4.00%, 0.75% Floor, 01/31/2029	241,007	239,350
		1,870,671

Mortgage Real Estate Investment Trusts (REITs) - 0.30%
KREF HLDGS X LLC, First Lien Term Loan, 6M SOFR + 3.50%, 03/05/2032	202,703	201,944

	Principal Amount	Value
Mortgage Real Estate Investment Trusts (REITs) (continued)
Starwood Property Mortgage, L.L.C. TLB 1L, First Lien Term Loan, 1M SOFR + 2.50%, 0.50% Floor, 01/02/2030	$300,720	$300,157
		502,101

Oil, Gas & Consumable Fuels - 0.20%
GIP Pilot Acquisition Partners LP, First Lien Term Loan, 6M CME TERM + 2.25%, 10/04/2030	324,066	323,205
WhiteWater Whistler 12/24, First Lien Term Loan, 6M CME TERM + 1.75%, 02/15/2030	876	871
		324,076

Passenger Airlines - 1.13%
Air Canada, First Lien Term Loan, 3M SOFR + 2.00%, 03/21/2031	0	–
Alaska Air 10/24 TLB 1L, First Lien Term Loan, 3M SOFR + 2.00%, 10/15/2031	377,315	377,740
American Airlines, Inc., First Lien 2020 Term Loan, 3M SOFR + 1.75%, 01/29/2027	198,625	197,104
American Airlines, Inc., First Lien Term Loan, 6M SOFR + 2.25%, 02/15/2028	629,606	620,713
VISTA MGMT HLDG INC, First Lien Term Loan 03/18/2031(b)	664,103	660,367
		1,855,924

Pharmaceuticals - 1.72%
Dechra Pharmaceuticals, First Lien Term Loan, 3M SOFR + 3.25%, 01/27/2032	527,593	527,181
OPAL US LLC, First Lien Term Loan 03/01/2032	1,610,920	1,608,907
Padagis LLC, First Lien Initial Term Loan, 3M SOFR + 4.75%, 0.50% Floor, 07/06/2028	747,621	701,829
		2,837,917

Professional Services - 8.91%
AG Group Holdings, Inc., First Lien Term Loan, 1M SOFR + 4.00%, 12/29/2028	1,218,479	1,198,112
Ankura Consulting Group LLC, First Lien Term Loan, 1M SOFR + 3.50%, 0.75% Floor, 12/29/2031	495,436	490,586
BERKELEY RESH GROUP LLC, First Lien Term Loan 03/17/2032	1,035,600	1,024,110
Camelot US Acquisition LLC, First Lien Term Loan 01/31/2031	750,000	740,779
Cast & Crew LLC, First Lien Term Loan, 1M SOFR + 3.75%, 0.50% Floor, 12/29/2028	1,293,315	1,249,038
COHNREZNICK ADVISORY LLC, First Lien Term Loan:
3M SOFR + 4.00%, 03/26/2032(b)	509,660	509,659
3M SOFR + 4.00%, 03/01/2035(b)	117,977	117,977
CoreLogic, Inc., First Lien Initial Term Loan, 1M SOFR + 3.50%, 0.50% Floor, 06/02/2028	391,354	384,832
Deerfield Dakota Holding LLC, First Lien Initial Dollar Term Loan, 3M SOFR + 3.75%, 1.00% Floor, 04/09/2027	1,222,309	1,162,850
DTI Holdco Inc, First Lien Term Loan, 1M SOFR + 4.00%, 04/26/2029	239,351	237,735
Dun & Bradstreet 11/24, First Lien Term Loan, 1M SOFR + 2.25%, 01/18/2029	435,517	434,973
Eisner Advisory Group LLC, First Lien Term Loan, 3M SOFR + 4.00%, 02/28/2031	491,764	491,961
Element Materials Technology Group Holdings, First Lien Term Loan, 3M SOFR + 4.25%, 07/06/2029	909,908	909,622
First Advantage Holdings, LLC, First Lien Term Loan, 1M SOFR + 3.25%, 10/31/2031	708,452	705,243
Infinisource/iSolved 11/24 TLB 1L, First Lien Term Loan, 1M SOFR + 3.25%, 10/15/2030	309,577	310,356
Lereta, LLC, First Lien Term Loan, 1M SOFR + 5.25%, 07/30/2028	423,637	374,880
Mermaid Bidco Inc aka Datasite TL 1L, First Lien Term Loan, 3M SOFR + 3.25%, 07/03/2031	549,858	551,235
Perficient/Plano 8/24 TLB 1L, First Lien Term Loan, 3M SOFR + 3.50%, 10/02/2031	594,596	593,109
SECRETARIAT ADVISORS LLC, First Lien Term Loan:
6M SOFR + 0.00%, 02/24/2032(b)	31,148	31,071
6M SOFR + 0.00%, 02/24/2032(b)	258,532	257,885
Trans Union LLC, First Lien Term Loan, 1M SOFR + 1.75%, 06/24/2031	669,375	668,120
TTF Holdings LLC, First Lien Term Loan, 6M SOFR + 3.75%, 07/18/2031	1,054,299	1,038,485
Vaco Holdings, LLC, First Lien Term Loan, 3M SOFR + 5.00%, 01/21/2029	1,268,342	1,175,487
		14,658,105

Real Estate Management & Development - 0.30%
Cushman & Wakefield US Borrower LLC, First Lien Term Loan, 1M SOFR + 3.25%, 0.50% Floor, 01/31/2030	488,952	489,155

Semiconductors & Semiconductor Equipment - 0.75%
Altar Bidco, Inc., First Lien Term Loan 02/01/2029	748,077	739,594

	Principal Amount	Value
Semiconductors & Semiconductor Equipment (continued)
MKS Instruments, Inc., First Lien Term Loan, 1M SOFR + 2.00%, 0.50% Floor, 08/17/2029	$497,975	$498,132
		1,237,726

Software - 16.84%
Avalara, Inc., First Lien Term Loan 03/20/2032	924,643	922,188
BEP Intermediate Holdco LLC, First Lien Term Loan, 1M SOFR + 3.25%, 04/25/2031(b)	295,911	296,650
BMC Software 7/24 2nd Lien TL, Second Lien Term Loan, 3M SOFR + 5.75%, 07/30/2032	1,100,959	1,065,178
BMC Software, Inc., First Lien Term Loan, 6M CME TERM + 3.25%, 07/30/2031	1,585,982	1,560,622
Central Parent LLC, First Lien Term Loan, 3M SOFR + 3.25%, 07/06/2029	1,128,064	971,545
CLEARWATER ANALYTICS LLC, First Lien Term Loan, 6M SOFR + 0.00%, 02/07/2032(b)	143,310	142,952
Cloud Software Group, Inc., First Lien Term Loan, 3M SOFR + 3.75%, 0.50% Floor, 03/21/2031	386,413	383,171
Cloudera, Inc., First Lien Term Loan, 1M SOFR + 3.75%, 0.50% Floor, 10/08/2028	237,277	234,496
Conga Corp., First Lien Term Loan, 3M SOFR + 3.50%, 0.75% Floor, 05/08/2028	304,000	304,722
Connectwise, LLC, First Lien Term Loan, 3M SOFR + 3.50%, 0.50% Floor, 09/29/2028	595,385	595,635
Cornerstone OnDemand, Inc., First Lien Initial Term Loan, 1M SOFR + 3.75%, 0.50% Floor, 10/16/2028	1,646,564	1,434,569
Fiserv Investment Solutions, Inc., First Lien Initial Term Loan, 3M SOFR + 4.00%, 02/18/2027	1,315,541	1,310,607
Flexera Software LLC, First Lien Term Loan, 3M SOFR + 3.00%, 0.75% Floor, 03/03/2028	451,214	449,452
Help/Systems Holdings, Inc., First Lien Seventh Amendment Refinancing Term Loan, 3M SOFR + 4.00%, 0.75% Floor, 11/19/2026	747,875	686,549
Idera INC, First Lien Term Loan, 3M SOFR + 3.50%, 03/02/2028	1,053,390	979,158
Infoblox 4/24 2nd lien TL 1L, Second Lien Term Loan, 3M SOFR + 5.25%, 11/29/2030	579,428	580,332
IVANTI SOFTWARE INC TLB 1, First Lien Term Loan, 6M SOFR + 4.00%, 12/01/2027(b)	238,821	192,251
Ivanti Software, Inc., Second Lien Term Loan, 3M SOFR + 7.25%, 12/01/2028	476,866	205,424
Magenta Security Holdings, LLC First Out TL 1L, First Lien Term Loan, 1M SOFR + 6.75%, 07/27/2028	881,203	800,009
Magenta Security Holdings, LLC Second Out TL 1L, First Lien Term Loan, 6M SOFR + 7.00%, 07/27/2028	504,985	262,087
Magenta Security Holdings, LLC Third Out 1L TL, First Lien Term Loan, 6M SOFR + 6.25%, 07/27/2028	161,611	46,328
McAfee Corp., First Lien Term Loan, 1M SOFR + 3.00%, 0.50% Floor, 03/01/2029	877,143	839,426
Mitnick Corporate Purchaser Inc., First Lien Term Loan, 3M SOFR + 4.50%, 05/02/2029	380,346	323,294
Perforce Software, Inc., First Lien Term Loan, 1M SOFR + 4.75%, 07/02/2029	1,399,050	1,337,555
Project Alpha (Qlik), First Lien Term Loan, 3M SOFR + 3.75%, 10/26/2030	1,066,995	1,065,880
Project Alpha (Qlik), Second Lien Term Loan, 6M SOFR + 5.00%, 11/22/2032	223,105	222,268
Project Alpha Intermediate Holding, Inc., First Lien Term Loan, 6M SOFR + 3.25%, 0.50% Floor, 10/28/2030	714,115	713,369
Project Leopard Holdings, Inc., First Lien Term Loan, 3M SOFR + 5.25%, 0.50% Floor, 07/20/2029	1,154,799	1,003,774
Proofpoint Inc, First Lien Term Loan, 3M SOFR + 3.00%, 08/31/2028	289,100	288,513
Quartz Acquired, LLC, First Lien Term Loan, 6M SOFR + 2.50%, 06/28/2030(b)	1,458,715	1,451,422
Rocket Software, Inc., First Lien Term Loan, 1M SOFR + 4.25%, 0.50% Floor, 11/28/2028	278,065	277,719
SciQuest 10/24 2nd Lien, Second Lien Term Loan, 3M SOFR + 5.25%, 12/06/2032	696,000	692,739
SciQuest 10/24 TL 1L, First Lien Term Loan, 3M SOFR + 3.25%, 12/05/2031	395,056	393,673
Sophos Intermediate II, Ltd., First Lien Term Loan, 1M SOFR + 3.50%, 03/05/2027	1,045,247	1,046,648
SS&C Technologies, Inc., First Lien Term Loan, 1M SOFR + 2.00%, 05/09/2031	673,424	673,592
STARLIGHT PARENT LLC, First Lien Term Loan 03/12/2032	753,311	732,599
Storable Inc, First Lien Term Loan 04/17/2031	256,000	254,801
Tibco Software/Citrix/Cloud Software 11/24 TLB 1L, First Lien Term Loan, 3M SOFR + 3.50%, 03/30/2029	1,101,650	1,092,886
Vision Solutions, Inc., First Lien Term Loan, 3M SOFR + 4.26%, 0.75% Floor, 04/24/2028	1,133,941	1,096,578
Webpros Luxembourg Sarl, First Lien Term Loan, 1M SOFR + 4.00%, 03/28/2031	260,290	261,267
Zuora 12/24 Cov-Lite TLB, First Lien Term Loan, 6M SOFR + 3.75%, 02/14/2032	520,000	514,150
		27,706,078

Specialty Retail - 2.58%
APRO LLC, First Lien Term Loan, 1M SOFR + 3.75%, 07/09/2031	849,866	848,277
EG Group Limited 12/24 TLB 1L, First Lien Term Loan, 3M SOFR + 4.75%, 02/07/2028	1,055,860	1,057,655
Great Outdoors Group LLC, First Lien Term Loan, 1M SOFR + 3.25%, 0.75% Floor, 01/23/2032	765,065	764,396

	Principal Amount	Value
Specialty Retail (continued)
Spencer Spirit IH LLC, First Lien Term Loan, 3M SOFR + 5.50%, 07/15/2031	$719,812	$727,010
StubHub Holdco Sub LLC, First Lien Term Loan, 1M SOFR + 4.75%, 03/15/2030	841,565	839,461
		4,236,799

Technology Hardware, Storage & Peripherals - 1.20%
SanDisk 12/24 Cov-Lite, First Lien Term Loan, 6M SOFR + 3.00%, 02/20/2032	1,143,048	1,126,977
Xerox 11/23, First Lien Term Loan, 1M SOFR + 4.00%, 11/17/2029	880,799	842,264
		1,969,241

Trading Companies & Distributors - 3.00%
Avolon TLB Borrower 1 (US), First Lien Term Loan, 1M SOFR + 1.75%, 06/22/2030	646,136	646,271
CD&R Hydr SunSource, First Lien Term Loan, 1M SOFR + 4.00%, 03/25/2031	582,416	560,369
FleetPride, Inc., First Lien Term Loan, 1M SOFR + 4.50%, 0.50% Floor, 09/29/2028	373,964	347,184
Foundation Building Materials, Inc., First Lien Term Loan, 3M SOFR + 4.00%, 01/29/2031	379,672	347,479
Kodiak Building Partners, First Lien Term Loan, 3M SOFR + 4.00%, 12/04/2031	992,450	955,943
MRC Global 10/24 TLB, First Lien Term Loan, 6M SOFR + 3.50%, 10/29/2031(b)	722,299	724,104
Park River Holdings, Inc., First Lien Initial Term Loan, 3M SOFR + 3.25%, 0.75% Floor, 12/28/2027	737,129	679,386
White Cap Buyer LLC, First Lien Term Loan, 1M SOFR + 3.25%, 10/19/2029	697,000	677,460
		4,938,196

Transportation Infrastructure - 0.33%
Liquid Tech Solutions Holdings LLC, First Lien Term Loan, 6M SOFR + 4.00%, 0.75% Floor, 03/19/2028	538,462	539,135

Wireless Telecommunication Services - 0.98%
CCI Buyer, Inc., First Lien Initial Term Loan, 3M SOFR + 4.00%, 0.75% Floor, 12/17/2027	1,608,530	1,611,433

TOTAL FLOATING RATE LOAN INTERESTS
(Cost $197,077,531)		191,414,746

COLLATERALIZED LOAN OBLIGATION SECURITIES(a) - 10.75%

Consumer Finance - 1.21%
Octagon 75, Ltd., 3M SOFR + 4.95%, 01/22/2038(b)(e)	1,500,000	1,507,119
Parallel 2021-2, Ltd., 3M SOFR + 7.46%, 10/20/2034(b)(e)	500,000	485,932
		1,993,051

Financial Services - 9.54%
Bain Capital Credit CLO 2022-3, Ltd., 3M SOFR + 3.70%, 07/17/2035(b)(e)	1,620,000	1,619,190
Carval Clo VIII-C, Ltd., 3M SOFR + 6.15%, 10/22/2037(b)(e)	1,000,000	1,002,344
Cedar Funding XIV CLO, Ltd., 3M SOFR + 7.39%, 10/15/2037(b)(e)	1,375,000	1,373,535
CIFC Funding 2019-V, Ltd., 3M SOFR + 3.41%, 01/15/2035(b)(e)	1,600,000	1,602,869
Columbia Cent CLO 34, Ltd., 3M SOFR + 6.85%, 01/25/2038(b)(e)	1,500,000	1,491,123
Magnetite XXXV, Ltd., 3M SOFR + 4.00%, 10/25/2036(b)(e)	1,000,000	1,008,654
New Mountain CLO 1, Ltd., 3M SOFR + 5.25%, 01/15/2038(b)(e)	1,000,000	995,131
OCP CLO 2021-21, Ltd., 3M SOFR + 4.70%, 01/20/2038(b)(e)	1,000,000	980,622
Park Avenue Institutional Advisers CLO, Ltd. 2022-1, 3M SOFR + 7.29%, 04/20/2035(b)(e)	1,000,000	991,926
PPM CLO 3, Ltd., 3M SOFR + 6.87%, 04/17/2034(b)(e)	500,000	431,490
Rad CLO 5, Ltd., 3M SOFR + 6.96%, 07/24/2032(b)(e)	250,000	251,213
Regatta XVIII Funding, Ltd., 3M SOFR + 4.70%, 04/15/2038(b)(e)	1,000,000	988,088
Romark CLO IV, Ltd., 3M SOFR + 7.21%, 07/10/2034(b)(e)	1,000,000	965,000
RR 19, Ltd. 04/15/2040(b)(e)	1,000,000	994,820

	Principal Amount	Value
Financial Services (continued)
Sixth Street CLO XIV, Ltd., 3M SOFR + 4.65%, 01/20/2038(b)(e)	$1,000,000	$988,168
		15,684,173

TOTAL COLLATERALIZED LOAN OBLIGATION SECURITIES
(Cost $17,773,393)		17,677,224

CORPORATE BONDS - 22.10%

Aerospace & Defense - 0.71%
AAR Escrow Issuer LLC, 6.750%, 03/15/2029(e)	210,000	213,594
Axon Enterprise, Inc.:
6.125%, 03/15/2030(e)	60,000	60,703
6.250%, 03/15/2033(e)	49,000	49,627
BWX Technologies, Inc.:
4.125%, 06/30/2028(e)	70,000	66,168
4.125%, 04/15/2029(e)	230,000	214,980
KBR, Inc., 4.750%, 09/30/2028(e)	60,000	57,106
TransDigm, Inc.:
4.625%, 01/15/2029	159,000	151,085
6.375%, 03/01/2029(e)	358,000	362,097
		1,175,360

Air Freight & Logistics - 0.18%
JetBlue Airways Corp. / JetBlue Loyalty LP, 9.875%, 09/20/2031(e)	303,000	299,346

Automobile Components - 0.09%
Garrett Motion Holdings, Inc. / Garrett LX I Sarl, 7.750%, 05/31/2032(e)	94,000	93,043
Tenneco, Inc., 8.000%, 11/17/2028(e)	60,000	57,275
		150,318

Automobiles - 0.06%
Aston Martin Capital Holdings, Ltd., 10.000%, 03/31/2029(e)	116,000	104,996

Beverages - 0.20%
Primo Water Holdings, Inc. / Triton Water Holdings, Inc., 4.375%, 04/30/2029(e)	340,000	325,686

Biotechnology - 0.01%
Grifols SA, 4.750%, 10/15/2028(e)	26,000	24,041

Broadline Retail - 0.24%
Rakuten Group, Inc., 9.750%, 04/15/2029(e)	366,000	398,057

Building Products - 0.16%
Camelot Return Merger Sub, Inc., 8.750%, 08/01/2028(e)	30,000	24,750
Cornerstone Building Brands, Inc., 9.500%, 08/15/2029(e)	50,000	41,651
Griffon Corp., 5.750%, 03/01/2028	200,000	195,937
		262,338

Capital Markets - 0.31%
AG Issuer LLC, 6.250%, 03/01/2028(e)	50,000	49,212
Aretec Group, Inc., 10.000%, 08/15/2030(e)	50,000	53,742
Jane Street Group / JSG Finance, Inc., 4.500%, 11/15/2029(e)	140,000	132,335
Jefferies Finance LLC / JFIN Co.-Issuer Corp., 5.000%, 08/15/2028(e)	50,000	47,049
StoneX Group, Inc., 7.875%, 03/01/2031(e)	210,000	219,393
		501,731

Chemicals - 0.13%
CVR Partners LP / CVR Nitrogen Finance Corp., 6.125%, 06/15/2028(e)	200,000	193,566

	Principal Amount	Value
Chemicals (continued)
SCIL IV LLC / SCIL USA Holdings LLC, 5.375%, 11/01/2026(e)	$25,000	$24,616
		218,182

Commercial Services & Supplies - 0.17%
Pitney Bowes, Inc., 7.250%, 03/15/2029(e)	205,000	204,986
RR Donnelley & Sons Co., 9.500%, 08/01/2029(e)	80,000	79,321
		284,307

Communications Equipment - 0.39%
CommScope LLC:
8.250%, 03/01/2027(e)	40,000	37,928
7.125%, 07/01/2028(e)	481,000	426,099
CommScope Technologies LLC, 5.000%, 03/15/2027(e)	79,000	71,042
Viavi Solutions, Inc., 3.750%, 10/01/2029(e)	110,000	100,697
		635,766

Construction & Engineering - 0.07%
Brundage-Bone Concrete Pumping Holdings, Inc., 7.500%, 02/01/2032(e)	14,000	13,346
Tutor Perini Corp., 11.880%, 04/30/2029(e)	98,000	108,010
		121,356

Consumer Finance - 1.33%
Ally Financial, Inc., 6.700%, 02/14/2033	150,000	150,114
Enova International, Inc.:
11.250%, 12/15/2028(e)	190,000	204,843
9.125%, 08/01/2029(e)	150,000	154,709
EZCORP, Inc., 7.375%, 04/01/2032(e)	90,000	91,535
FirstCash, Inc.:
4.630%, 09/01/2028(e)	487,000	465,440
5.625%, 01/01/2030(e)	35,000	33,965
Navient Corp.:
4.880%, 03/15/2028	68,000	64,930
5.500%, 03/15/2029	70,000	66,320
9.380%, 07/25/2030	197,000	210,068
11.500%, 03/15/2031	179,000	200,118
5.625%, 08/01/2033	3,000	2,588
OneMain Finance Corp., 6.625%, 05/15/2029	10,000	10,031
PRA Group, Inc.:
8.380%, 02/01/2028(e)	132,000	134,985
8.880%, 01/31/2030(e)	150,000	156,619
SLM Corp., 6.500%, 01/31/2030	88,000	90,374
Synchrony Financial, 7.250%, 02/02/2033	150,000	154,487
		2,191,126

Consumer Staples Distribution & Retail - 0.06%
United Natural Foods, Inc., 6.750%, 10/15/2028(e)	100,000	98,901

Containers & Packaging - 0.36%
Clydesdale Acquisition Holdings, Inc., 6.750%, 04/15/2032(e)	88,000	88,680
Crown Americas LLC, 5.250%, 04/01/2030	70,000	68,252
Mauser Packaging Solutions Holding Co., 7.875%, 04/15/2027(e)	140,000	137,375
Owens-Brockway Glass Container, Inc., 7.375%, 06/01/2032(e)	140,000	133,792
TriMas Corp., 4.125%, 04/15/2029(e)	151,000	140,504
		568,603

Diversified Consumer Services - 0.15%
Adtalem Global Education, Inc., 5.500%, 03/01/2028(e)	150,000	147,910
Carriage Services, Inc., 4.250%, 05/15/2029(e)	110,000	100,603
		248,513

	Principal Amount	Value
Diversified REITs - 0.24%
Iron Mountain, Inc., 4.500%, 02/15/2031(e)	$319,000	$292,726
Service Corp. International, 3.375%, 08/15/2030	40,000	35,678
Service Properties Trust, 4.950%, 10/01/2029	75,000	62,026
		390,430

Diversified Telecommunication Services - 0.54%
Cogent Communications Group LLC, 7.000%, 06/15/2027(e)	283,000	285,364
Directv Financing LLC / Directv Financing Co.-Obligor, Inc.:
5.875%, 08/15/2027(e)	30,000	29,099
10.000%, 02/15/2031(e)	172,000	165,301
Lumen Technologies, Inc., 4.500%, 01/15/2029(e)	113,000	91,776
Viasat, Inc., 7.500%, 05/30/2031(e)	231,000	174,722
Virgin Media Finance PLC, 5.000%, 07/15/2030(e)	51,000	43,803
Virgin Media Secured Finance PLC, 5.500%, 05/15/2029(e)	100,000	94,815
		884,880

Electronic Equipment, Instruments & Components - 0.11%
Sensata Technologies BV, 4.000%, 04/15/2029(e)	200,000	184,017

Energy Equipment & Services - 0.66%
Precision Drilling Corp., 6.875%, 01/15/2029(e)	80,000	78,233
TGS ASA, 8.500%, 01/15/2030(e)	87,000	90,071
USA Compression Partners LP / USA Compression Finance Corp., 7.125%, 03/15/2029(e)	670,000	681,909
Viridien, 10.000%, 10/15/2030(e)	223,000	228,707
		1,078,920

Entertainment - 0.07%
Lions Gate Capital Holdings LLC, 5.500%, 04/15/2029(e)	50,000	40,761
ROBLOX Corp., 3.875%, 05/01/2030(e)	90,000	81,942
		122,703

Financial Services - 0.88%
Burford Capital Global Finance LLC, 9.250%, 07/01/2031(e)	140,000	147,676
Credit Acceptance Corp., 6.625%, 03/15/2030(e)	120,000	118,440
Freedom Mortgage Holdings LLC, 8.375%, 04/01/2032(e)	48,000	46,941
Nationstar Mortgage Holdings, Inc.:
5.500%, 08/15/2028(e)	351,000	348,385
6.500%, 08/01/2029(e)	306,000	310,467
PennyMac Financial Services, Inc.:
7.875%, 12/15/2029(e)	67,000	69,759
7.125%, 11/15/2030(e)	110,000	111,851
5.750%, 09/15/2031(e)	130,000	123,523
6.875%, 02/15/2033(e)	50,000	49,750
Prospect Capital Corp., 3.437%, 10/15/2028	80,000	69,038
TrueNoord Capital DAC, 8.750%, 03/01/2030(e)	50,000	50,799
		1,446,629

Food Products - 0.49%
B&G Foods, Inc., 5.250%, 09/15/2027	101,000	94,829
Post Holdings, Inc.:
4.625%, 04/15/2030(e)	555,000	518,947
4.500%, 09/15/2031(e)	220,000	199,475
		813,251

Gas Utilities - 0.22%
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.000%, 06/01/2031(e)	392,000	354,295

	Principal Amount	Value
Ground Transportation - 0.11%
Hertz Corp.:
4.625%, 12/01/2026(e)	$111,000	$77,523
12.625%, 07/15/2029(e)	33,000	29,828
5.000%, 12/01/2029(e)	143,000	72,116
		179,467

Health Care Equipment & Supplies - 0.22%
Hologic Inc Holx 4 5/8 02/01/28, 4.625%, 02/01/2028(e)	359,000	351,796
Insulet Corp., 6.500%, 02/15/2029(e)	13,000	13,223
		365,019

Health Care Providers & Services - 0.81%
AdaptHealth LLC:
4.625%, 08/01/2029(e)	84,000	76,511
5.125%, 03/01/2030(e)	92,000	83,961
CHS/Community Health Systems, Inc., 6.875%, 04/15/2029(e)	272,000	176,661
DaVita, Inc.:
4.625%, 06/01/2030(e)	402,000	370,400
3.750%, 02/15/2031(e)	5,000	4,357
Encompass Health Corp.:
4.500%, 02/01/2028	243,000	236,125
4.625%, 04/01/2031	180,000	168,845
Option Care Health, Inc., 4.375%, 10/31/2029(e)	110,000	102,737
Pediatrix Medical Group, Inc., 5.375%, 02/15/2030(e)	123,000	118,146
		1,337,743

Health Care REITs - 0.63%
Diversified Healthcare Trust, 4.750%, 02/15/2028	360,000	309,732
MPT Operating Partnership LP / MPT Finance Corp.:
5.000%, 10/15/2027	280,000	253,317
4.625%, 08/01/2029	347,000	264,930
3.500%, 03/15/2031	300,000	200,393
		1,028,372

Hotels, Restaurants & Leisure - 1.22%
1011778 BC ULC / New Red Finance, Inc., 3.875%, 01/15/2028(e)	300,000	286,989
Churchill Downs, Inc., 4.750%, 01/15/2028(e)	210,000	204,171
Hilton Domestic Operating Co., Inc.:
3.750%, 05/01/2029(e)	620,000	578,781
4.000%, 05/01/2031(e)	160,000	145,007
Wyndham Hotels & Resorts, Inc., 4.375%, 08/15/2028(e)	190,000	181,627
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.250%, 05/15/2027(e)	200,000	198,033
Yum! Brands, Inc., 4.750%, 01/15/2030(e)	424,000	410,076
		2,004,684

Household Durables - 0.43%
M/I Homes, Inc., 3.950%, 02/15/2030	36,000	32,938
Somnigroup International, Inc., 4.000%, 04/15/2029(e)	421,000	391,398
Taylor Morrison Communities, Inc.:
5.875%, 06/15/2027(e)	140,000	140,020
5.750%, 01/15/2028(e)	150,000	149,778
		714,134

Independent Power and Renewable Electricity Producers - 0.22%
Clearway Energy Operating LLC, 4.750%, 03/15/2028(e)	380,000	368,694

	Principal Amount	Value
Industrial Conglomerates - 0.20%
Icahn Enterprises LP / Icahn Enterprises Finance Corp.:
9.750%, 01/15/2029	$100,000	$99,527
10.000%, 11/15/2029(e)	201,000	199,843
9.000%, 06/15/2030	32,000	30,294
		329,664

IT Services - 0.48%
Go Daddy Operating Co. LLC / GD Finance Co, Inc., 3.500%, 03/01/2029(e)	316,000	292,983
Sabre GLBL, Inc.:
8.630%, 06/01/2027(e)	80,000	79,228
10.750%, 11/15/2029(e)	324,000	327,572
Twilio, Inc., 3.625%, 03/15/2029	90,000	83,530
		783,313

Life Sciences Tools & Services - 0.04%
Star Parent, Inc., 9.000%, 10/01/2030(e)	60,000	59,214

Machinery - 0.52%
Allison Transmission, Inc., 3.750%, 01/30/2031(e)	423,000	376,427
Crane NXT Co., 4.200%, 03/15/2048	17,000	10,626
Esab Corp., 6.250%, 04/15/2029(e)	50,000	50,792
Mueller Water Products, Inc., 4.000%, 06/15/2029(e)	165,000	153,444
Park-Ohio Industries, Inc., 6.625%, 04/15/2027	86,000	83,246
Roller Bearing Co. of America, Inc., 4.375%, 10/15/2029(e)	184,000	172,966
		847,501

Media - 1.64%
AMC Networks, Inc., 4.250%, 02/15/2029	105,000	78,923
CCO Holdings LLC / CCO Holdings Capital Corp.:
4.750%, 03/01/2030(e)	117,000	108,621
4.250%, 02/01/2031(e)	141,000	125,066
4.750%, 02/01/2032(e)	37,000	32,896
4.500%, 05/01/2032	20,000	17,376
4.250%, 01/15/2034(e)	179,000	147,361
Clear Channel Outdoor Holdings, Inc., 7.750%, 04/15/2028(e)	102,000	87,801
CSC Holdings LLC:
11.250%, 05/15/2028(e)	80,000	77,432
11.750%, 01/31/2029(e)	165,000	160,127
6.500%, 02/01/2029(e)	100,000	82,833
5.750%, 01/15/2030(e)	15,000	7,970
EchoStar Corp., 10.750%, 11/30/2029	430,000	452,211
Gray Media, Inc., 4.750%, 10/15/2030(e)	352,000	223,609
Lamar Media Corp., 3.750%, 02/15/2028	155,000	147,625
Nexstar Media, Inc.:
5.625%, 07/15/2027(e)	392,000	386,495
4.750%, 11/01/2028(e)	350,000	328,093
Sinclair Television Group, Inc., 5.500%, 03/01/2030(e)	60,000	44,550
Univision Communications, Inc., 8.500%, 07/31/2031(e)	200,000	195,621
		2,704,610

Metals & Mining - 0.29%
Algoma Steel, Inc., 9.125%, 04/15/2029(e)	40,000	37,255
New Gold, Inc., 6.875%, 04/01/2032(e)	200,000	202,135
SunCoke Energy, Inc., 4.880%, 06/30/2029(e)	130,000	119,473
Taseko Mines, Ltd., 8.250%, 05/01/2030(e)	110,000	112,444
		471,307

Mortgage Real Estate Investment - 0.69%
Apollo Commercial Real Estate Finance, Inc., 4.625%, 06/15/2029(e)	140,000	127,093
Rithm Capital Corp., 8.000%, 04/01/2029(e)	294,000	292,614

	Principal Amount	Value
Mortgage Real Estate Investment (continued)
Starwood Property Trust, Inc.:
3.630%, 07/15/2026(e)	$130,000	$126,066
4.380%, 01/15/2027(e)	370,000	359,914
7.250%, 04/01/2029(e)	28,000	28,739
6.000%, 04/15/2030(e)	210,000	205,442
		1,139,868

Mortgage Real Estate Investment Trusts (REITs) - 0.02%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.250%, 02/01/2027(e)	30,000	29,240

Office REITs - 0.30%
Brandywine Operating Partnership LP, 8.875%, 04/12/2029	270,000	283,117
Hudson Pacific Properties LP, 4.650%, 04/01/2029	280,000	212,037
		495,154

Oil, Gas & Consumable Fuels - 4.43%
Alliance Resource Operating Partners LP / Alliance Resource Finance Corp., 8.630%, 06/15/2029(e)	110,000	115,344
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.375%, 06/15/2029(e)	200,000	195,632
California Resources Corp., 8.250%, 06/15/2029(e)	250,000	254,276
Calumet Specialty Products Partners LP / Calumet Finance Corp., 9.750%, 07/15/2028(e)	116,000	103,062
Chord Energy Corp., 6.750%, 03/15/2033(e)	27,000	26,883
CNX Resources Corp., 6.000%, 01/15/2029(e)	398,000	393,288
Comstock Resources, Inc.:
6.750%, 03/01/2029(e)	400,000	391,647
5.875%, 01/15/2030(e)	350,000	330,987
Crescent Energy Finance LLC:
7.625%, 04/01/2032(e)	65,000	64,351
7.375%, 01/15/2033(e)	217,000	209,437
CVR Energy, Inc., 8.500%, 01/15/2029(e)	369,000	354,624
Delek Logistics Partners LP / Delek Logistics Finance Corp.:
7.125%, 06/01/2028(e)	135,000	135,388
8.630%, 03/15/2029(e)	416,000	431,379
DT Midstream, Inc.:
4.125%, 06/15/2029(e)	195,000	183,699
4.375%, 06/15/2031(e)	274,000	252,278
Energean PLC, 6.500%, 04/30/2027(e)	70,000	68,919
EnQuest PLC, 11.630%, 11/01/2027(e)	30,000	30,889
Gulfport Energy Operating Corp., 6.750%, 09/01/2029(e)	248,000	251,609
Hess Midstream Operations LP:
5.875%, 03/01/2028(e)	210,000	211,113
5.130%, 06/15/2028(e)	410,000	403,984
4.250%, 02/15/2030(e)	86,000	80,972
Hilcorp Energy I LP / Hilcorp Finance Co.:
6.000%, 02/01/2031(e)	50,000	46,775
6.250%, 04/15/2032(e)	80,000	74,842
8.375%, 11/01/2033(e)	50,000	51,290
Karoon USA Finance, Inc., 10.500%, 05/14/2029(e)	96,000	99,489
Kraken Oil & Gas Partners LLC, 7.625%, 08/15/2029(e)	50,000	48,867
Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp., 6.875%, 12/01/2032(e)	66,000	65,924
MEG Energy Corp., 5.875%, 02/01/2029(e)	226,000	222,415
Murphy Oil USA, Inc., 3.750%, 02/15/2031(e)	380,000	337,919
NGL Energy Operating LLC / NGL Energy Finance Corp., 8.130%, 02/15/2029(e)	247,000	248,926
Northern Oil & Gas, Inc., 8.130%, 03/01/2028(e)	342,000	343,194
Parkland Corp., 4.500%, 10/01/2029(e)	10,000	9,438
Summit Midstream Holdings LLC, 8.625%, 10/31/2029(e)	310,000	316,619
Sunoco LP:
7.000%, 05/01/2029(e)	60,000	61,429
6.250%, 07/01/2033(e)	106,000	106,184
Sunoco LP / Sunoco Finance Corp., 4.500%, 05/15/2029	472,000	447,423

	Principal Amount	Value
Oil, Gas & Consumable Fuels (continued)
Talos Production, Inc., 9.375%, 02/01/2031(e)	$189,000	$192,482
W&T Offshore, Inc., 10.750%, 02/01/2029(e)	130,000	125,834
		7,288,811

Paper & Forest Products - 0.21%
Mercer International, Inc.:
12.875%, 10/01/2028(e)	120,000	127,122
5.125%, 02/01/2029	258,000	221,451
		348,573

Passenger Airlines - 0.03%
VistaJet Malta Finance PLC / Vista Management Holding, Inc., 9.500%, 06/01/2028(e)	50,000	49,544

Personal Care Products - 0.19%
HLF Financing Sarl LLC / Herbalife International, Inc., 4.875%, 06/01/2029(e)	395,000	306,600

Pharmaceuticals - 0.04%
Prestige Brands, Inc., 3.750%, 04/01/2031(e)	80,000	71,811

Professional Services - 0.09%
ASGN, Inc., 4.625%, 05/15/2028(e)	50,000	47,762
Korn Ferry, 4.625%, 12/15/2027(e)	100,000	97,018
		144,780

Real Estate Management & Development - 0.28%
Anywhere Real Estate Group LLC / Realogy Co.-Issuer Corp., 5.750%, 01/15/2029(e)	205,000	167,824
Howard Hughes Corp., 4.125%, 02/01/2029(e)	235,000	214,639
Landsea Homes Corp., 8.880%, 04/01/2029(e)	82,000	78,187
		460,650

Semiconductors & Semiconductor Equipment - 0.09%
AMS-OSRAM AG, 12.250%, 03/30/2029(e)	140,000	144,009

Software - 0.61%
Cloud Software Group, Inc., 6.500%, 03/31/2029(e)	300,000	291,842
Fair Isaac Corp., 4.000%, 06/15/2028(e)	500,000	475,858
PTC, Inc., 4.000%, 02/15/2028(e)	140,000	134,766
Science Applications International Corp., 4.880%, 04/01/2028(e)	110,000	105,484
		1,007,950

Specialized REITs - 0.17%
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 6.000%, 01/15/2030(e)	7,000	6,068
Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC, 6.500%, 02/15/2029(e)	295,000	265,400
		271,468

Specialty Retail - 0.10%
Asbury Automotive Group, Inc., 4.750%, 03/01/2030	98,000	91,770
PetSmart, Inc. / PetSmart Finance Corp., 4.750%, 02/15/2028(e)	80,000	74,942
		166,712

Technology Hardware, Storage & Peripherals - 0.12%
Seagate HDD Cayman, 4.875%, 06/01/2027	194,000	190,659

Tobacco - 0.08%
Turning Point Brands, Inc., 7.625%, 03/15/2032(e)	123,000	128,432

	Principal Amount	Value
Trading Companies & Distributors - 0.03%
Veritiv Operating Co., 10.500%, 11/30/2030(e)	$50,000	$53,004

TOTAL CORPORATE BONDS
(Cost $36,517,117)		36,374,739

	Shares	Value
COMMON STOCK - 0.16%
Diversified Consumer Services - 0.00%(f)
Loyalty Ventures Inc(b)(g)	409,425	4,094

Health Care Providers & Services - 0.16%
Envision Healthcare Corp. Equity(g)	23,801	255,861

TOTAL COMMON STOCK
(Cost $798,093)		259,955

SHORT TERM INVESTMENTS - 2.88%
Open-end Investment Companies - 2.88%
Fidelity Treasury Portfolio
(4.20% 7-Day Yield)	4,730,590	4,730,590

TOTAL SHORT TERM INVESTMENTS
(Cost $4,730,590)		4,730,590

Total Investments- 152.28%
(Cost $256,896,724)		250,457,254

Liabilities in Excess of Other Assets - (4.86)%		(7,988,326)

Leverage Facility - (47.43)%		(78,000,000)

Net Assets - 100.00%		$164,468,928

Amounts above are shown as a percentage of net assets as of March 31, 2025.

Investment Abbreviations:
SOFR - Secured Overnight Financing Rate

Reference Rates:
1M US SOFR - 1 Month SOFR as of March 31, 2025 was 4.33%
3M US SOFR - 3 Month SOFR as of March 31, 2025 was 4.35% 6M US SOFR - 6 Month SOFR as of March 31, 2025 was 4.55%
3M CME TERM SOFR - 3M CME TERM SOFR as of March 31, 2025 was 4.29% 6M CME TERM SOFR - 6M CME TERM SOFR as of March 31, 2025 was 4.19%

(a)	Floating or variable rate security. The reference rate is described above. The rate in effect as of March 31, 2025, is based on the reference rate plus the displayed spread as of the security’s last reset date. Where applicable, the reference rate is subject to a floor rate.
(b)	Level 3 assets valued using significant unobservable inputs as a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.
(c)	Represents a payment-in-kind (“PIK”) security which may pay interest/dividend in additional par/shares.
(d)	A portion of this position was not funded as of March 31, 2025. The Portfolio of Investments records only the funded portion of each position. As of March 31, 2025, the Fund had a liability for unfunded delayed draws in the amount of 294,903. Fair value of these unfunded delayed draws was $294,601. Additional information is provided in Note 4 General Commitments and Contingencies.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Total market value of Rule 144A securities amounts to $48,509,993, which represented approximately 29.49% of net assets as of March 31, 2025. Such securities may normally be sold to qualified institutional buyers in transactions exempt from registration.
(f)	Amount represents less than 0.005% of net assets.
(g)	Non-income producing security.

NOTE 1. ORGANIZATION

Blackstone Long-Short Credit Income Fund (“BGX”, the “Fund”) is a diversified, closed-end management investment company. BGX was organized as a Delaware statutory trust on October 22, 2010. BGX was registered under the Investment Company Act of 1940, as amended (the “1940 Act”) on October 26, 2010. BGX commenced operations on January 27, 2011. Prior to that, BGX had no operations other than matters relating to its organization and the sale and issuance of 5,236 common shares of beneficial interest in BGX to Blackstone Liquid Credit Strategies LLC (the “Adviser”) at a price of $19.10 per share. The Adviser serves as the investment adviser for BGX. BGX’s common shares are listed on the New York Stock Exchange (the “Exchange”) and trade under the ticker symbol “BGX.”

The Fund was previously classified as a non-diversified investment company for purposes of the 1940 Act. As a result of ongoing operations, the Fund as of April 1, 2014 is now classified as a diversified company. This means that with respect to 75% of the Fund’s total assets, no more than 5% of such Fund’s total assets may be invested in any one issuer, excepting cash and cash items, U.S. government securities, and securities of other investment companies. The Fund may not resume operating in a non-diversified manner without first obtaining shareholder approval in accordance with the 1940 Act.

Investment Objectives: BGX’s primary investment objective is to provide current income, with a secondary objective of capital appreciation. BGX seeks to achieve its investment objectives by employing a dynamic long-short strategy in a diversified portfolio of loans and fixed-income instruments of predominantly U.S. corporate issuers, including first- and second-lien secured loans (“Secured Loans”) and high-yield corporate debt securities of varying maturities. BGX’s short positions, either directly or through the use of derivatives, may total up to 30% of the Fund’s net assets.

Senior Loans, Secured Loans and Senior Secured Loans are referred to collectively as “Loans” throughout the Notes to Financial Statements.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation: The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and are stated in U.S. dollars. The Fund is considered an Investment Company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statement. Actual results could differ from these estimates. The Fund operates as a single operating segment. As a result, the Fund’s segment accounting policies are consistent with those described herein and the Fund does not have any intra-segment sales and transfers of assets.

Portfolio Valuation: BGX’s net asset value (“NAV”) is determined daily on each day that the Exchange is open for business, as of the close of the regular trading session on the Exchange. The Fund calculates NAV per share by subtracting liabilities (including accrued expenses or dividends) from the total assets of the Fund (the value of the securities plus cash or other assets, including interest accrued but not yet received) and dividing the result by the total number of outstanding common shares of the Fund.

Loans are primarily valued by using a composite loan price from a nationally recognized loan pricing service. The methodology used by the Fund’s nationally recognized loan pricing provider for composite loan prices is to value loans at the mean of the bid and ask prices from one or more brokers or dealers. Collateralized Loan Obligation securities (“CLOs”) are valued at the price provided by a nationally recognized pricing service. The prices provided by the nationally recognized pricing service are typically based on the evaluated mid-price of each of the CLOs. Corporate bonds and convertible bonds, other than short-term investments, are valued at the price provided by a nationally recognized pricing service. The prices provided by the nationally recognized pricing service are typically based on the mean of bid and ask prices for each corporate bond security. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrices, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Equity securities for which market quotations are available are generally valued at the last sale price or official closing price on the primary market or exchange on which they trade. Futures contracts, if any, are ordinarily valued at the last sales price on the securities or commodities exchange on which they are traded. Written and purchased options, if any, are ordinarily valued at the closing price on the securities or commodities exchange on which they are traded. Open-end investment companies are generally valued at their closing net asset values as reported on each business day. To the extent current market quotations are not readily available, short-term debt investments, if any, having a remaining maturity of 60 days or less when purchased would be valued at cost adjusted for amortization of premiums and accretion of discounts.

In accordance with Rule 2a-5 under the 1940 Act, the Fund’s Board of Trustees (the “Board”) has designated the Adviser as the valuation designee to perform fair value determinations related to the Fund’s investments, subject to the Board’s oversight and periodic reporting requirements.

Any investments and other assets for which such current market quotations are not readily available are valued at fair value (“Fair Valued Assets”) as determined in good faith by a committee of the Adviser (the “Fair Valued Asset Committee”) under procedures established by, and under the general supervision and responsibility of, the Board. Such methods may include, but are not limited to, the use of a market comparable and/or income approach methodologies. A Fair Valued Asset Committee meeting may be called at any time by any member of the Fair Valued Asset Committee. The pricing of all Fair Valued Assets and determinations thereof shall be reported by the Adviser as valuation designee to the Board at each regularly scheduled quarterly meeting. The Fund has procedures to identify and investigate potentially stale or missing prices for investments which are valued using a nationally recognized pricing service, exchange price or broker-dealer quotations. After performing such procedures, any prices which are deemed to be stale are reviewed by the Fair Valued Asset Committee and an alternative pricing source is determined.

Various inputs are used to determine the value of BGX’s investments. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 — Unadjusted quoted prices in active markets for identical investments at the measurement date.

Level 2 — Significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments).

The categorization of a value determined for investments and other financial instruments is based on the pricing transparency of the investment and other financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. Investments measured and reported at fair value are classified and disclosed in one of the following levels within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.

The following table summarizes the valuation of BGX’s investments under the fair value hierarchy levels as of March 31, 2025:

Blackstone Long-Short Credit Income Fund

Investments in Securities at Fair Value*	Level 1 - Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Floating Rate Loan Interests
Aerospace & Defense	$–	$6,965,858	$520,650	$7,486,508
Building Products	–	3,248,219	686,208	3,934,427
Chemicals	–	2,874,110	343,275	3,217,385
Commercial Services & Supplies	–	8,494,689	845,011	9,339,700
Financial Services	–	1,567,642	868,912	2,436,554
Food Products	–	1,013,430	740,400	1,753,830
Health Care Providers & Services	–	12,441,455	1,274,371	13,715,826
Hotels, Restaurants & Leisure	–	7,621,290	523,544	8,144,834
Machinery	–	8,487,840	1,183,189	9,671,029
Passenger Airlines	–	1,195,557	660,367	1,855,924
Professional Services	–	13,741,513	916,592	14,658,105
Software	–	25,622,803	2,083,275	27,706,078
Trading Companies & Distributors	–	4,214,092	724,104	4,938,196
Other	–	82,556,350	–	82,556,350
Collateralized Loan Obligation Securities
Consumer Finance	–	–	1,993,051	1,993,051
Financial Services	–	–	15,684,173	15,684,173
Corporate Bonds	–	36,374,739	–	36,374,739
Common Stock
Diversified Consumer Services	–	–	4,094	4,094
Health Care Providers & Services	–	255,861	–	255,861
Short Term Investments	4,730,590	–	–	4,730,590
Total	$4,730,590	$216,675,448	$29,051,216	$250,457,254

Other Financial Instruments
Liabilities
Net Unrealized Appreciation / (Depreciation) on Unfunded Loan Commitments	–	(85)	30	(55)
Total	–	(85)	30	(55)

*	Refer to the Fund’s Portfolio of Investments for a listing of securities by type.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of March 31, 2025, the Fund’s outstanding borrowings of $78,000,000 under its Leverage Facility are categorized as Level 2 within the fair value hierarchy.

The changes of the fair value of investments for which BGX has used significant unobservable (Level 3) inputs to determine the fair value are as follows:

Blackstone Long-Short Credit Income Fund	Floating Rate Loan Interests	Collateralized Loan Obligation Securities	Common Stock	Unfunded Loan Commitments	Total
Balance as of December 31, 2024	$7,714,837	$11,502,297	$–	$1,244	$19,218,378
Accrued discount/ premium	(35,037)	1,583	–	–	(33,454)
Realized Gain/(Loss)	3,100	36,276	–	–	39,376
Change in Unrealized Appreciation/(Depreciation)	(59,783)	(305,625)	–	(1,214)	(366,622)
Purchases(1)	6,821,196	9,442,694	–	–	16,263,890
Sales Proceeds(2)	(1,062,203)	(3,000,001)	–	–	(4,062,204)
Transfer into Level 3	2,794,930	–	4,094	–	2,799,024
Transfer out of Level 3	(4,807,142)	–	–	–	(4,807,142)
Balance as of March 31, 2025	$11,369,898	$17,677,224	$4,094	$30	$29,051,246
Net change in unrealized appreciation/(depreciation) attributable to Level 3 investments held at March 31, 2025	$(32,123)	$(256,205)	$–	$(1,214)	$(289,542)

(1)	Purchases include all purchases of securities and securities received in corporate actions.
(2)	Sales Proceeds include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Information about Level 3 fair value measurements as of March 31, 2025:

Blackstone Long-Short Credit Income Fund	Fair Value	Valuation Technique(s)	Unobservable Input(s)	Value/Range (Weighted Average)
Assets
Floating Rate Loan Interests	$11,369,898	Third-party vendor pricing service	Broker quotes	N/A
Collateralized Loan Obligation Securities	17,677,224	Third-party vendor pricing service	Broker quotes	N/A
Common Stock	4,094	Third-party vendor pricing service	Broker quotes	N/A
Unfunded Loan Commitments	30	Third-party vendor pricing service	Broker quotes	N/A

Securities were transferred from Level 2 to Level 3 because of a lack of observable market data due to decrease in market activity and information for these securities. Other securities were transferred from Level 3 to Level 2 as observable inputs were available for purposes of valuing those assets.

Securities Transactions and Investment Income: Securities transactions are recorded on trade date for financial reporting purposes and amounts payable or receivable for trades not settled at the time of period end are reflected as liabilities and assets, respectively. Interest income is recognized on an accrual basis from the date of settlement. Accretion of discount and amortization of premium, which are included in interest income, are accreted or amortized daily using the accrual basis interest method. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions and foreign currency transactions, if any, are recorded on the basis of identified cost and stated separately in the Statements of Operations.

When the Fund sells a floating rate loan interest, it may pay an agency fee. The Fund earns facility and other fees on floating rate loan interests, and facility fees are typically amortized to income over the term of the loan. Consent and amendment fees are also recorded to income as earned.

NOTE 3. LOANS AND OTHER INVESTMENTS

BGX includes first and second lien secured, floating rate loans in its definition of “Secured Loans”. Under normal market conditions, at least 70% of BGX’s Managed Assets (defined below) will be invested in Secured Loans. Secured Loans are made to U.S. and, to a limited extent, non-U.S. corporations, partnerships and other business entities (“Borrowers”) that operate in various industries and geographical regions. BGX defines its “Managed Assets” as total assets (including any assets attributable to any leverage used) minus the sum of BGX’s accrued liabilities (other than liabilities related to the principal amount of leverage). At March 31, 2025, 78.94% of BGX’s Managed Assets were held in Secured Loans.

Senior secured loans hold a senior position in the capital structure of a business entity, are secured with specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by unsecured creditors, subordinated debt holders and stockholders of the Borrower.

Loans often require prepayment from Borrowers’ excess cash flows or permit the Borrowers’ to repay at their election. The degree to which Borrowers repay, whether as a contractual requirements or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, floating rate loans typically have an expected average life of two to four years. Floating rate loans typically have rates of interest which are re-determined periodically, either daily, monthly, quarterly or semi-annually by reference to a floating base lending rate, primarily the Secured Overnight Financing Rate (“SOFR”), plus a premium or credit spread.

Loans are subject to the risk of payment defaults of scheduled interest or principal. Such non-payment could result in a reduction of income, a reduction in the value of the investment and a potential decrease in the NAV of the Fund. Risk of loss of income is generally higher for subordinated unsecured loans or debt, which are not backed by a security interest in any specific collateral. There can be no assurance that the liquidation of any collateral securing a Loan would satisfy the Borrower’s obligation to the Fund in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

Second lien loans generally are subject to similar risks as those associated with investments in first lien loans except that such loans are subordinated in payment and/or lower in lien priority to first lien holders. In the event of default on a second lien loan, the first priority lien holder has first claim to the underlying collateral of the loan. Second lien loans are subject to the additional risk that the cash flow of the Borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior obligations of the Borrower. At March 31, 2025, BGX had invested $5,821,319 in second lien secured loans. Second lien secured loans are considered Secured Loans for BGX.

Loans can be rated below investment grade or may also be unrated. As a result, the risks associated with Loans may be similar to the risks of other below investment grade securities, although they are senior and secured in contrast to other below investment grade securities, which are often subordinated or unsecured. The Fund typically invests in Loans rated below investment grade, which are considered speculative because of the credit risk of the Borrowers. Such companies are more likely than investment grade issuers to default on their payments of interest and principal owed to the Fund, and such defaults could reduce NAV and income distributions. The amount of public information available with respect to below investment grade loans will generally be less extensive than that available for registered or exchange-listed securities. In evaluating the creditworthiness of Borrowers, the Adviser will consider, and may rely in part on, analyses performed by others. The Adviser’s established best execution procedures and guidelines require trades to be placed for execution only with broker-dealer counterparties approved by the Counterparty Committee of the Adviser. The factors considered by the Counterparty Committee when selecting and approving brokers and dealers include, but are not limited to: (i) quality, accuracy, and timeliness of execution, (ii) review of the reputation, financial strength and stability of the financial institution, (iii) willingness and ability of the counterparty to commit capital, (iv) ongoing reliability and (v) access to underwritten offerings and secondary markets. The Counterparty Committee regularly reviews each broker-dealer counterparty based on the foregoing factors.

BGX may acquire Loans through assignments or participations. BGX typically acquires these Loans through assignment, and if BGX acquires a Loan through participation, it will seek to elevate a participation interest into an assignment as soon as practicably possible. The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation. A participation typically results in a contractual relationship only with the institution participating out the interest, not with the Borrower. Sellers of participations typically include banks, broker-dealers, other financial institutions and lending institutions. The Adviser has adopted best execution procedures and guidelines which seek to mitigate credit and counterparty risk in the atypical situation when BGX must acquire a Loan through a participation.

BGX has invested in CLO securities. A CLO is a financing entity (generally called a Special Purpose Vehicle (“SPV”)), created to reapportion the risk and return characteristics of a pool of assets. While the assets underlying a CLO are typically Secured Loans, the assets may also include (i) unsecured loans, (ii) debt securities that are rated below investment grade, and (iii) equity securities incidental to investments in Secured Loans. When investing in CLOs, each fund will not invest in equity tranches, which are the lowest tranche. However, the Fund may invest in lower tranches of CLO debt securities, which typically experience a lower recovery, greater risk of loss or deferral or non-payment of interest than more senior debt tranches of the CLO. In addition, the Fund intends to invest in CLOs consisting primarily of individual Secured Loans of Borrowers and not repackaged CLO obligations from other high risk pools. The underlying Secured Loans purchased by CLOs are generally performing at the time of purchase but may become non-performing, distressed or defaulted. CLOs with underlying assets of non-performing, distressed or defaulted loans are not contemplated to comprise a significant portion of each fund’s investments in CLOs. The key feature of the CLO structure is the prioritization of the cash flows from a pool of debt securities among the several classes of the CLO. The SPV is a company founded solely for the purpose of securitizing payment claims arising out of this diversified asset pool. On this basis, marketable securities are issued by the SPV which, due to the diversification of the underlying risk, generally represent a lower level of risk than the original assets. The redemption of the securities issued by the SPV typically takes place on a date earlier than legal maturity from refinancing of the senior debt tranches.

NOTE 4. GENERAL COMMITMENTS AND CONTINGENCIES

As of March 31, 2025, BGX had unfunded loan commitments outstanding, which could be extended at the option of the borrower, as detailed below:

Borrower	Par Value	Fair Value	Unrealized Appreciation / (Depreciation)
Amspec Parent LLC, First Lien Term Loan	$36,821	$36,845	$23
Grant Thornton 12/24., First Lien Term Loan	35,444	35,306	(138)
Hanger Orthopedic 10/24., First Lien Term Loan	47,488	47,513	25
June Purchaser/Janney Montgomery 9/24 Delayed TL 1., First Lien Term Loan	97,285	97,527	243
R1 RCM 10/24 Cov-Lite., First Lien Term Loan	33,635	33,270	(207)
Signia Aerospace 11/24., First Lien Term Loan	32,056	31,936	(31)
US Fertility 10/24 Delayed TL 1L., First Lien Term Loan	12,174	12,204	30
Total	$294,903	$294,601	$(55)

Unfunded loan commitments are marked to market on the relevant day of the valuation in accordance with BGX’s valuation policies. For the period ended March 31, 2025, BGX recorded a net increase in unrealized depreciation on unfunded loan commitments totaling $5,789.

NOTE 5. LEVERAGE

The Fund has terminated its previously existing leverage facility and entered into a new, separate Credit Agreement (the “Agreement”), dated December 24, 2024, with a new lender to borrow up to a limit of $90 million pursuant to an evergreen revolving line of credit (the “Leverage Facility”). The Leverage Facility does not have a scheduled maturity date, but can be terminated (i) by the Fund upon at least three (3) business days’ written notice to the lender under the Leverage Facility or (ii) by such lender on the latest to occur of (a) the 365th day after the initial closing date of the Leverage Facility, (b) the 270th day after such lender delivers a notice of termination to the Fund or (c) a later date specified by such lender in the notice of termination. Borrowings under the Agreement are secured by the assets of the Fund.

Interest on outstanding revolving loans under the Leverage Facility is currently charged at a rate of 1.15% above adjusted term SOFR, with either a one (1) month interest period or three (3) month interest period as elected by the Fund. The Fund may also elect to borrow daily interest rate loans based on a customary alternate base rate. Under the terms of the Agreement, the Fund must pay a commitment fee on any undrawn amounts, currently in an amount equal to 0.15% on the undrawn amounts when drawn amounts equal or exceed 75% of the borrowing limit and 0.25% on the undrawn amounts at any other time. Interest is generally payable at the end of the respective interest period and fees are generally payable after the end of each calendar quarter. At March 31, 2025, BGX had borrowings outstanding under its Leverage Facility of $78,000,000, at an interest rate of 5.47%. Due to the short term nature of the Agreement, face value approximates fair value at March 31, 2025. This fair value is based on Level 2 inputs under the three-tier fair valuation hierarchy (see Note 2). For the period ended March 31, 2025, the average borrowings under BGX’s Leverage Facility and the weighted average interest rate were $80,144,444 and 5.47%, respectively. During the period ended March 31, 2025, the Fund incurred $4,928 for commitment fees on undrawn amounts.

Under the Agreement, the Fund has agreed to certain covenants and additional investment limitations while the leverage is outstanding. The Fund has agreed to maintain asset coverage of three times over borrowings. Compliance with the investment restrictions and calculations are performed by the Fund’s custodian, The Bank of New York Mellon. As of March 31, 2025, the Fund was in compliance with all required investment limitations and asset coverage requirements related to its leverage.

The use of borrowings to leverage the common shares of the Fund can create risks. Changes in the value of the Fund’s portfolio, including securities bought with the proceeds of leverage, are borne entirely by the holders of common shares of the Fund. All costs and expenses related to any form of leverage used by the Fund are borne entirely by common shareholders. If there is a net decrease or increase in the value of the Fund’s investment portfolio, the leverage may decrease or increase, as the case may be, the NAV per common share to a greater extent than if the Fund did not utilize leverage. As of March 31, 2025, BGX’s leverage represented 32.17% of the Fund’s Managed Assets.